UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period:12/31/07

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2007 (Unaudited)

		Shares	Value
	Common Stock 78.19%
	Advertising 4.66%
	Focus Media Holding Ltd. ADR *	10,000	$ 568,100
	VisionChina Media, Inc., ADR *	21,000	178,500
			746,600

	Aerospace/Defense 1.69%
	Transdigm Group, Inc. *	6,000	271,020

	Apparel 2.30%
	Crocs, Inc. *	10,000	368,100

	Commercial Services 7.91%
	DynCorp International, Inc. *	25,000	672,000
	Hertz Global Holdings, Inc. *	7,000	111,230
	SAIC, Inc. *	24,000	482,880
			1,266,110
	Cosmetics/Personal Care 7.30%
	Bare Escentuals, Inc. *	15,000	363,750
	Herbalife Ltd.	20,000	805,600
			1,169,350

	Electric 7.01%
	Empresa Distribuidora Y Comercializadora Norte ADR *	10,000	220,000
	ITC Holdings Corp.	16,000	902,720
			1,122,720

	Engineering & Construction 1.21%
	KBR, Inc. *	5,000	194,000

	Entertainment 3.15%
	National CineMedia, Inc.	20,000	504,200

	Environmental Control 0.56%
	Energy Solutions, Inc. *	3,300	89,067

	Financial Services 9.20%
	Duff & Phelps Corp. *	21,000	413,280
	NYMEX Holdings, Inc.	4,000	534,440
	Och-Ziff Capital Management Group *	20,000	525,600
			1,473,320

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2007 (Unaudited) (Continued)
		Shares	Value
	Healthcare - Products 2.68%
	Mindray Medical International Ltd. ADR	10,000	429,700

	Healthcare - Services 2.63%
	Nighthawk Radiology Holdings, Inc. *	20,000	421,000

	Internet 2.16%
	Google, Inc., Class A *	500	345,740

	Retail 2.21%
	China Nepster Chain Drugstore ADR *	10,000	175,800
	FGX International Holdings *	15,000	177,750
			353,550

	Restaurants 5.30%
	Burger King Holdings, Inc.	13,000	370,630
	Tim Hortons, Inc.	13,000	480,090
			850,720

	Software 12.35%
	Commvault Systems, Inc. *	11,087	234,823
	MSCI, Inc. *	7,000	268,800
	Synchronoss Technologies, Inc. *	20,000	708,800
	VMware, Inc. *	9,000	764,910
			1,977,333

	Telecommunications 5.87%
	Aruba Networks, Inc. *	15,000	223,650
	NeuStar, Inc., Class A *	25,000	717,000
			940,650

	Total Common Stocks (Cost $11,262,559)		12,523,180

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2007 (Unaudited) (Continued)

		Shares	Value
	Short-Term Investments 27.03%
	Registered Investment Companies 27.03%
	Milestone Treasury Obligation Portfolio, Institutional Class
	to yield 3.66%, 1/2/08 (Cost $4,328,645)	4,328,645	4,328,645

	Total Investments 105.22%
	(Cost $15,591,204)(a)		$ 16,851,825
	Securities Sold Short - (5.48%)		(876,600)
	Assets less Liabilities .26%		41,800
	Net Assets 100.00%		$ 16,017,025

	Securities Sold Short
	China Sunergy Co. Ltd ADR *	10,000	$ 165,200
	Chipolte Mexican Grill, Inc. *	2,000	294,140
	J. Crew Group *	6,000	289,260
	Shutterfly, Inc. *	5,000	128,100
	Total Securities Sold Short (Proceeds $937,517)		$ 876,700

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.
	At December 31, 2007 net unrealized appreciation for all securities (excluding securities sold short) based on tax cost
	was 1,260,621. This consists of aggregate gross unrealized appreciation of $1,517,105 and aggregate gross
	unrealized depreciation of $256,484.

	ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date

2/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date

2/28/08

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date

2/28/08